STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	Jan. 13, 2013 Common stock issued for cash at $0.042 per share	Feb. 28, 2013 Common stock issued for cash at $1 per share	Mar. 13, 2013 Common stock issued for the purchase of Land and Buildings at $1 per share
Share price	$ 0.042	$ 1	$ 1